Goodwill (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Goodwill [Line Items]
Impairment of goodwill (in Dollars)	$ 1,260,783
Monthly Bitcoin [Member]
Goodwill [Line Items]
Average growth rate	2.20%
Difficulty [Member]
Goodwill [Line Items]
Average growth rate	2.80%
Terminal [Member]
Goodwill [Line Items]
Average growth rate	2.50%
Bottom of Range [Member]
Goodwill [Line Items]
Discount rate	20.00%
Top of Range [Member]
Goodwill [Line Items]
Discount rate	22.00%